20. OTHER CURRENT FINANCIAL LIABILITIES (Details) - CAD CAD in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other Current Financial Liabilities
Derivative liabilities		CAD 1	CAD 761
Security deposits		1,944	2,664
Satellite performance incentive payments		10,452	10,031
Interest payable	[1]	8,929	28,235
Tax indemnification payable			10,973
Other		5,029	6,328
Other current financial liabilities		CAD 26,355	CAD 58,992

[1]	Interest payable included interest payable on indebtedness, satellite performance incentive payments, and other current financial liabilities.